Document And Entity Information	May 21, 2026
Document Information [Line Items]
Entity, Registrant Name	DIGIMARC PARENT, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	May 21, 2026
Entity, Incorporation, State or Country Code	OR
Entity, File Number	001-43301
Entity, Tax Identification Number	41-4528284
Entity, Address, Address Line One	8500 SW Creekside Place
Entity, Address, City or Town	Beaverton
Entity, Address, State or Province	OR
Entity, Address, Postal Zip Code	97008
City Area Code	503
Local Phone Number	469-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DMRC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0002119322